Dear Shareholder:

The Victory Portfolios Prospectus is being revised to reflect the offering of Class I shares, a new share class, by the Diversified Stock Fund, as well as notice of a change in the Fund’s Distributor.

The Victory Portfolios

Diversified Stock Fund

Supplement dated August 31, 2007

To the Prospectus dated March 1, 2007

1.  The following description of share classes is being added to Page 2 of the Prospectus:

The information contained in this Prospectus relates to the Class A, Class C and Class R shares of the Fund. See “Choosing a Share Class.”  Information on Class I shares is available in a separate prospectus.  For more information about Class I shares, please call 800-539-FUND to request a prospectus.

2.      The following modifies the first paragraph under the heading “Choosing a Share Class” found on Page 16 of the Prospectus:

The Fund offers Class A, C, I and R shares.  Each share class has its own cost structure, allowing you to choose the one that best meets your requirements.  You will find information relating to Class A, C and R shares of the Fund contained in this Prospectus, while information on Class I shares is available in a separate prospectus.  Your Investment Professional can help you decide which share class is best for you.  You can also call 800-539-FUND to request a Class I shares prospectus.

3.      On Page 37, under the heading “Other Service Providers,” insert the following language as the first and second paragraphs.

Subject to receipt of regulatory approvals, on or about November 15, 2007, KeyCorp, 127 Public Square, Cleveland, Ohio 44114, will acquire all of the outstanding shares of the Funds’ principal underwriter, Victory Capital Advisers, Inc. (the “Distributor”).  Upon the completion of the transaction, the Distributor will be an affiliate of the Adviser, and will no longer be a subsidiary of BISYS Fund Services Ohio, Inc. (“BISYS”).

Effective August 1, 2007, BISYS, the Funds’ sub-administrator, sub-fund accounting agent, transfer agent and dividend disbursing agent is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-DSTK-SUPP1

Dear Shareholder:

The Victory Portfolios Prospectus is being revised to reflect the offering of Class I shares, a new share class, by the Value, Special Value and Small Company Opportunity Funds; as well as a change in the Funds’ Distributor.

The Victory Portfolios

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Focused Growth Fund

Supplement dated August 31, 2007

To the Prospectus dated March 1, 2007, as revised June 4, 2007

1.  The following modifies the description of share classes found on Page 2 of the Prospectus:

The information contained in this Prospectus relates to the Class A, Class C and Class R shares of the Funds. Information on Class I shares is available in a separate prospectus.

Each Fund offers Class A and Class R shares. Class C shares are also offered by the Value, Special Value and Focused Growth Funds. For more information about these share classes, see “Choosing a Share Class.”

Class I shares are also offered by the Value, Special Value and Small Company Opportunities Fund.  For more information about this share class, please call 800-539-FUND to request a Prospectus.

2.      The following modifies the first paragraph under the heading “Choosing a Share Class” found on Page 47 of the Prospectus:

Each Fund offers Class A and Class R shares.  Class C shares are also offered by the Value, Special Value and Focused Growth Funds.  Each share class has its own cost structure, allowing you to choose the one that best meets your requirements.  You will find information relating to Class A, C and R shares of the Funds contained in this Prospectus, while information on Class I shares is available in a separate prospectus.  Your Investment Professional can help you decide which share class is best for you.  You can also call 800-539-FUND to request a Class I shares prospectus.

3.      On Page 71, under the heading “Other Service Providers,” insert the following language as the first and second paragraphs.

Subject to receipt of regulatory approvals, on or about November 15, 2007, KeyCorp, 127 Public Square, Cleveland, Ohio 44114, will acquire all of the outstanding shares of the Funds’ principal underwriter, Victory Capital Advisers, Inc. (the “Distributor”).  Upon the completion of the transaction, the Distributor will be an affiliate of the Adviser, and will no longer be a subsidiary of BISYS Fund Services Ohio, Inc. (“BISYS”).

Effective August 1, 2007, BISYS, the Funds’ sub-administrator, sub-fund accounting agent, transfer agent and dividend disbursing agent is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-EQTY-SUPP2

Dear Shareholder:

The Victory Portfolios Prospectus is being revised to reflect changes to the Federal Money Market and Institutional Money Market Funds exchange privileges, as well as notice of a change in the Fund’s Distributor.

The Victory Portfolios

Federal Money Market Fund

Institutional Money Market Fund

Supplement dated August 31, 2007

To the Prospectus dated March 1, 2007

1.      The following modifies the first paragraph of the section headed “How to Exchange Shares” found on Page 29 of the Prospectus:

You may exchange shares of one Victory Fund for shares of the same class of any other.  You may also exchange Class A or Class R shares of any Victory Fund for shares of any Victory money market fund.  You may also exchange Class I shares of any Victory Fund for Investor Shares of any Victory money market fund.  You may also exchange your shares of any Victory money market fund for Class A or Class R shares of any Victory Fund.  Investors who otherwise qualify for Class I shares may exchange the Investor Shares of any Victory money market fund for Class I shares of any Victory Fund.  All exchanges are subject to the conditions described below.  If your request is received in good order and accepted by 5:00 p.m. Eastern Time or the Alternative Closing Time (if applicable), your exchange will be processed the same day.

2.      On Page 37, under the heading “Other Service Providers,” insert the following language as the first and second paragraphs.

Subject to receipt of regulatory approvals, on or about November 15, 2007, KeyCorp, 127 Public Square, Cleveland Ohio 44114, will acquire all of the outstanding shares of the Funds’ principal underwriter, Victory Capital Advisers, Inc. (the “Distributor”).  Upon the completion of the transaction, the Distributor will be an affiliate of the Adviser, and will no longer be a subsidiary of BISYS Fund Services Ohio, Inc. (“BISYS”).

Effective August 1, 2007, BISYS, the Funds’ sub-administrator, sub-fund accounting agent, transfer agent and dividend disbursing agent is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-FIMMF-SUPP1

Dear Shareholder:

The Victory Portfolios Prospectus is being revised to reflect the offering of Class I shares, a new share class, by the Balanced Fund and the Investment Grade Convertible Fund.

The Victory Portfolios

Balanced Fund

Investment Grade Convertible Fund

Supplement dated August 31, 2007

To the Prospectus dated March 1, 2007, as revised June 4, 2007

1.               The following modifies the description of share classes found on Page 2 of the Prospectus:

The information contained in this Prospectus relates to the Class A, Class C and Class R shares of the Funds.  Information on Class I shares is available in a separate prospectus.

Each Fund offers Class A shares.  The Balanced Fund also offers Class C and Class R shares.  For more information about these share classes, see “Choosing a Share Class.”

Each Fund also offers Class I shares.  For more information about this share class, please call 800-539-FUND to request a Prospectus.

2.               The following modifies the first paragraph under the heading “Choosing a Share Class” found on Page 28 of the Prospectus:

Each Fund offers Class A and Class I shares.  The Balanced Fund also offers Class C and Class R shares.  Each share class has its own cost structure, allowing you to choose the one that best meets your requirements.  You will find information relating to Class A, C and R shares of the Funds contained in this Prospectus, while information on Class I shares is available in a separate prospectus.  Your Investment Professional can help you decide which share class is best for you.  You can also call
800-539-FUND to request a Class I shares prospectus.

3.               On Page 51, under the heading “Other Service Providers,” insert the following language as the first and second paragraphs.

Subject to receipt of regulatory approvals, on or about November 15, 2007, KeyCorp, 127 Public Square, Cleveland, Ohio 44114, will acquire all of the outstanding shares of the Funds’ principal underwriter, Victory Capital Advisers, Inc. (the “Distributor”).  Upon the completion of the transaction, the Distributor will be an affiliate of the Adviser, and will no longer be a subsidiary of BISYS Fund Services Ohio, Inc. (“BISYS”).

Effective August 1, 2007, BISYS, the Funds’ sub-administrator, sub-fund accounting agent, transfer agent and dividend disbursing agent is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-HYBD-SUPP2

Dear Shareholder:

The Victory Portfolios Money Market Prospectus is being revised to reflect a change in the Funds’ Distributor.

The Victory Portfolios

Prime Obligations Fund

Financial Reserves Fund

Government Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

Supplement dated August 31, 2007

To the Prospectus dated March 1, 2007

1.      On Page 51, under the heading “Other Service Providers,” insert the following language as the first and second paragraphs.

Subject to receipt of regulatory approvals, on or about November 15, 2007, KeyCorp, 127 Public Square, Cleveland, Ohio 44114, will acquire all of the outstanding shares of the Funds’ principal underwriter, Victory Capital Advisers, Inc. (the “Distributor”).  Upon the completion of the transaction, the Distributor will be an affiliate of the Adviser, and will no longer be a subsidiary of BISYS Fund Services Ohio, Inc. (“BISYS”).

Effective August 1, 2007, BISYS, the Funds’ sub-administrator, sub-fund accounting agent, transfer agent and dividend disbursing agent is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-MMMF-SUPP1

Dear Shareholder:

The Victory Portfolios Prospectus for the National Municipal Bond Fund and the Ohio Municipal Bond Fund is being revised to reflect a change in the Funds’ Distributor.

The Victory Portfolios

National Municipal Bond Fund

Ohio Municipal Bond Fund

Supplement dated August 31, 2007

To the Prospectus dated March 1, 2007

1.      On Page 44, under the heading “Other Service Providers,” insert the following language as the first and second paragraphs.

Subject to receipt of regulatory approvals, on or about November 15, 2007, KeyCorp, 127 Public Square, Cleveland, Ohio 44114, will acquire all of the outstanding shares of the Funds’ principal underwriter, Victory Capital Advisers, Inc. (the “Distributor”).  Upon the completion of the transaction, the Distributor will be an affiliate of the Adviser, and will no longer be a subsidiary of BISYS Fund Services Ohio, Inc. (“BISYS”).

Effective August 1, 2007, BISYS, the Funds’ sub-administrator, sub-fund accounting agent, transfer agent and dividend disbursing agent is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-TEFI-SUPP1

Dear Shareholder:

The Victory Portfolios Prospectus is being revised to reflect the Fund’s offering of class I shares, a new share class, by the Core Bond Fund, as well as notice of a change in the Funds’ Distributor.

The Victory Portfolios

Core Bond Fund

Fund for Income

Supplement dated August 31, 2007

To the Prospectus dated March 1, 2007

1.      The following replaces the description of share classes found on Page 2 of the Prospectus:

The information contained in this Prospectus relates to the Class A, Class C and Class R shares of the Funds. Information on Class I shares is available in a separate prospectus.

Each Fund offers Class A shares.  The Fund for Income also offers Class C and Class R shares.  For more information about these share classes, see “Choosing a Share Class.”

Class I shares are also offered by the Core Bond Fund.  For more information about this share class, please call 800-539-FUND to request a Prospectus.

2.      The following modifies the first paragraph under the heading “Choosing a Share Class” found on Page 28 of the Prospectus:

Each Fund offers Class A shares.  Class C and Class R shares are also offered by the Fund for Income.  Class I shares are also offered by the Core Bond Fund.  Each share class has its own cost structure, allowing you to choose the one that best meets your requirements.  You will find information relating to Class A, C and R shares of the Funds contained in this Prospectus, while information on Class I shares is available in a separate prospectus.  Your Investment Professional can help you decide which share class is best for you.  You can also call 800-539-FUND to request a Class I shares prospectus.

3.       On Page 37, under the heading “Other Service Providers,” insert the following language as the first and second paragraphs.

Subject to receipt of regulatory approvals, on or about November 15, 2007, KeyCorp, 127 Public Square, Cleveland, Ohio 44114, will acquire all of the outstanding shares of the Funds’ principal underwriter, Victory Capital Advisers, Inc. (the “Distributor”).  Upon the completion of the transaction, the Distributor will be an affiliate of the Adviser, and will no longer be a subsidiary of BISYS Fund Services Ohio, Inc. (“BISYS”).

Effective August 1, 2007, BISYS, the Funds’ sub-administrator, sub-fund accounting agent, transfer agent and dividend disbursing agent is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A.

Please insert this supplement in the front of your prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

VF-TXFI-SUPP1